SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
NOTE 16. SUBSEQUENT EVENTS

NOTE 15. SUBSEQUENT EVENTS

The Company has evaluated subsequent events for recognition and disclosure through November 15, 2021, which is the date the condensed consolidated financial statements were available to be issued, and has determined that there are no other material subsequent events that require recognition or disclosure in the accompanying condensed consolidated financial statements.

NOTE 16. SUBSEQUENT EVENTS